OPERATING COSTS AND EXPENSES (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) GWh	Dec. 31, 2020 BRL (R$) GWh	Dec. 31, 2019 BRL (R$)
Operating Expenses, Disclosure [Line Items]
Personnel	R$ (5,273,044)	R$ (4,742,852)	R$ (5,827,606)
Material	(303,307)	(273,664)	(279,773)
Services	(1,950,089)	(1,962,872)	(2,170,908)
Energy purchased for resale	(4,259,957)	(2,400,358)	(2,162,318)
Cost recovery - adherence to hydrological risk	4,265,889
Charge for use of electricity grid	(2,461,443)	(2,500,315)	(1,593,223)
Fuel for electricity production	(2,338,395)	(2,092,135)	(2,107,161)
Construction	(1,395,066)	(966,443)	(915,117)
Depreciation and amortization	(2,081,459)	(1,862,869)	(1,807,429)
Donations and contributions	(164,696)	(167,408)	(156,166)
Operational Provisions/Reversals	(14,893,039)	(7,373,551)	(2,005,808)
Indemnities for losses and damages		(651,407)
Others	(1,647,984)	(1,377,722)	(1,415,834)
Total	(32,502,590)	R$ (26,371,596)	R$ (20,441,343)
Number of Gigawatt hours sold on the CCEE during the period | GWh		234
Uruguay
Operating Expenses, Disclosure [Line Items]
Energy purchased for resale	R$ (1,426,000)
Number of Gigawatt hours sold on the CCEE during the period | GWh	1,116